Public Offerings - Summary of Issuances of Common Shares (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Jun. 30, 2012	Feb. 29, 2012	Feb. 28, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Number of Common Shares Issued	4,464,286	17,250,000	9,890,000
Gross Proceeds	$ 18,348	$ 69,000	$ 112,054	$ 0	$ 69,000	$ 112,054
Net Proceeds	$ 18,348	$ 65,771	$ 107,105		$ 65,771	$ 107,105
Offering Price Per Share	$ 4.11	$ 4.00	$ 11.33
Parent Company [Member]
Business Acquisition [Line Items]
Teekay's Ownership After the Offering	24.60%	20.40%	26.00%